NEW ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS

September 30, 2020

(Unaudited)

	Shares	Value
COMMON STOCKS – 94.2%
Alternate Energy — 73.9%
Energy Storage — 1.8%
Panasonic Corp. (Japan) SP ADR	650,000	$5,570,500

		5,570,500

Renewable Energy Power Producers & Developers — 63.3%
Acciona SA (Spain)	80,000	8,704,318
Atlantica Sustainable Infrastructure PLC (Great Britain)*	400,000	11,444,000
Avangrid, Inc.	250,000	12,615,000
Boralex, Inc., Class A (Canada)	50,000	1,435,542
Brookfield Renewable Corp., Class A (Canada)	367,443	21,532,160
Brookfield Renewable Partners LP (Bermuda/Canada)**	250,000	13,137,500
Clearway Energy, Inc., Class A	425,000	10,497,500
Clearway Energy, Inc., Class C	75,000	2,022,000
EDP Renovaveis SA (Spain/Portugal)	850,000	14,091,756
Enel SpA (Italy)	1,600,000	13,915,653
Eversource Energy	25,000	2,088,750
Iberdrola SA (Spain)	1,240,340	15,284,114
Infratil Ltd. (New Zealand)	1,750,000	5,776,992
Innergex Renewable Energy, Inc. (Canada)	750,000	13,470,000
NextEra Energy Partners LP*,**	230,000	13,790,800
Northland Power, Inc. (Canada)	325,000	9,837,750
Orsted A/S (Denmark)	100,000	13,786,044
TransAlta Renewables, Inc. (Canada)	975,000	12,265,422
Trustpower Ltd. (New Zealand)	600,000	2,838,052

		198,533,353

Solar Photovoltaic — 0.3%
Canadian Solar, Inc. (Canada)***	25,000	877,500

		877,500

Wind Turbines — 8.5%
Siemens Gamesa Renewable Energy SA (Spain)	450,000	12,182,411
Vestas Wind Systems A/S (Denmark)	90,000	14,598,655

		26,781,066

Total Alternate Energy		231,762,419

Energy Conservation — 7.2%
Johnson Controls International PLC (Ireland)	50,000	2,042,500
Koninklijke Philips NV (Netherlands)***	102,028	4,810,620
Owens Corning, Inc.	25,000	1,720,250
Signify NV (Netherlands)***	375,000	13,884,818

		22,458,188

The accompanying notes are an integral part of these Schedule of Investments.

NEW ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2020

(Unaudited)

	Shares	Value

Sustainable Energy Financial Services — 5.4%
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT	400,000	$16,908,000

		16,908,000

Water Systems & Utilities — 3.9%
American Water Works Co., Inc.	25,000	3,622,000
Veolia Environnement SA (France) ADR	375,000	8,133,750
Xylem, Inc.	5,000	420,600

		12,176,350

Energy Management — 2.3%
Terna Rete Elettrica Nazionale SPA (Italy)	600,000	4,202,554
Trane Technologies PLC (Ireland)	25,000	3,031,250

		7,233,804

Transportation — 1.4%
BYD Co. Ltd. (China) SP ADR	125,000	4,031,250
Shimano, Inc. (Japan) SP ADR	25,000	493,250

		4,524,500

Recycling & Waste Management — 0.1%
Sims Ltd. (Australia) SP ADR	50,000	276,000

		276,000

Total Common Stocks (Cost $195,427,118)		295,339,261

WARRANTS – 0.0%
Alternate Energy — 0.0%
Abengoa SA, Class B Exp. 2025 (Spain)^***	500,000	—

Total Warrants (Cost $4,204)		—

	Par
CERTIFICATES OF DEPOSIT – 0.1%
Socially Concerned Banks — 0.1%
Alternatives Federal Credit Union 0.80% due 03/31/21	$200,000	200,000
Self Help Credit Union 1.95% due 12/30/20	100,000	100,000

Total Certificates of Deposit (Cost $300,000)		300,000

Investments in Securities (Cost $195,731,322) — 94.3%		295,639,261
Other Assets in Excess of Liabilities — 5.7%		17,914,669

Net Assets — 100.0%		$313,553,930

The accompanying notes are an integral part of these Schedule of Investments.

NEW ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2020

(Unaudited)

*

These entities are commonly known as “Yieldco’s”. Yieldco’s are companies formed to own operating power assets which sell most of their electric production to major utilities under long term power purchase agreements. They are expected to pay most of their earnings in dividends to shareholders. They are similar in structure to Real Estate Investment Trusts (REITs).

^	An investment with a value of $0 or 0.0% of the Fund’s net assets was valued by the Fund’s investment advisor.

**	Master Limited Partnership

***	Non-income producing security.

ADR	-American Depositary Receipts
LP	-Limited Partnership
PLC	-Public Limited Company
REIT	-Real Estate Investment Trust
SP ADR	-Sponsored American Depositary Receipts

The accompanying notes are an integral part of these Schedule of Investments.

NEW ALTERNATIVES FUND

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2020

(Unaudited)

1. PORTFOLIO VALUATION – The New Alternatives Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued based on the official closing price or the last reported sale price on national securities exchanges where they are primarily traded or on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system as of the close of business on the day the securities are being valued. That is normally 4:00 p.m. Eastern time. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the last bid and asked prices prior to the market close is used. Short-term debt securities having a remaining maturity of 60 days or less are valued based on amortized cost. Certificates of Deposit securities are valued at amortized cost, provided such amount approximates market value and are categorized in Level 2.

Non-U.S. equity securities are valued based on their most recent closing market prices on their primary market and are translated from the local currency into U.S. dollars using current exchange rates on the day of valuation. The Fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As such, the Fund’s NAV may change on days when shareholders will not be able to purchase or redeem Fund shares.

If the market price of a security held by the Fund is unavailable at the time the Fund prices its shares at 4:00 p.m. Eastern time, the Fund will use the “fair value” of such security as determined in good faith by Accrued Equities, Inc., the Fund’s investment advisor, under methods established by and under the general supervision of the Trust’s Board of Trustees. The Fund may use fair value pricing if the value of a security it holds has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchange on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. The Fund does not invest in unlisted securities.

2. FAIR VALUE MEASUREMENTS – The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

● Level 1	-	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2	-

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

NEW ALTERNATIVES FUND

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2020

(Unaudited)

● Level 3	-

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2020, in valuing the Fund’s assets carried at fair value:

	Total Value at 09/30/2020	Level 1 – Quoted Price	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
Common Stocks
Alternate Energy	$231,762,419	$231,762,419	$—	$—
Energy Conservation	22,458,188	22,458,188	—	—
Sustainable Energy Financial Services	16,908,000	16,908,000	—	—
Water Systems & Utilities	12,176,350	12,176,350	—	—
Energy Management	7,233,804	7,233,804	—	—
Transportation	4,524,500	4,524,500	—	—
Recycling & Waste Management	276,000	276,000	—	—
Warrants	0	—	0	—
Certificates of Deposit	300,000	—	300,000	—

Total	$295,639,261	$295,339,261	$300,000	$—

At the end of each calendar quarter, management evaluates the classification of Level 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

The Fund utilizes an external pricing service to fair value certain foreign securities in the event of any significant market movements between the time the Fund valued certain foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements were not deemed to have occurred at September 30, 2020, and therefore, the Fund did not utilize the external pricing service model adjustments. Transfers in and out between Levels are based on values at the end of the period. The Fund did not hold any Level 3 categorized securities during the period ended September 30, 2020.

NEW ALTERNATIVES FUND

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2020

(Unaudited)

3. FEDERAL INCOME TAX INFORMATION – At September 30, 2020, the cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, were as follows:

Aggregate Cost	$195,731,322

Gross unrealized appreciation	$103,130,226
Gross unrealized depreciation	(3,222,287)

Net unrealized appreciation	$99,907,939